UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Fifty®

September 30, 2008

1.808769.104

FIF-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 101.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Diversified Consumer Services - 2.0%
DeVry, Inc.	380,100	$ 18,830,154
Hotels, Restaurants & Leisure - 3.9%
Burger King Holdings, Inc.	243,400	5,977,904
International Game Technology	1,527,329	26,239,512
Las Vegas Sands Corp. (a)	147,500	5,326,225
		37,543,641
Household Durables - 0.1%
Harman International Industries, Inc.	17,500	596,225
Media - 5.0%
The Walt Disney Co.	1,540,400	47,274,876
Specialty Retail - 0.5%
CarMax, Inc. (a)	100	1,400
Dick's Sporting Goods, Inc. (a)	239,900	4,697,242
		4,698,642
TOTAL CONSUMER DISCRETIONARY		108,943,538
CONSUMER STAPLES - 16.5%
Beverages - 10.0%
InBev SA	980,544	58,316,449
Molson Coors Brewing Co. Class B	776,366	36,295,111
		94,611,560
Food & Staples Retailing - 6.4%
CVS Caremark Corp.	1,810,200	60,931,331
Food Products - 0.1%
Cosan SA Industria e Comercio (a)	180,000	1,230,058
Cosan SA Industria e Comercio rights 10/22/08 (a)	55,272	4,068
		1,234,126
TOTAL CONSUMER STAPLES		156,777,017
ENERGY - 18.8%
Energy Equipment & Services - 4.2%
Cameron International Corp. (a)	250,500	9,654,270
Diamond Offshore Drilling, Inc.	237,200	24,445,832
Oceaneering International, Inc. (a)	112,700	6,009,164
		40,109,266
Oil, Gas & Consumable Fuels - 14.6%
Arch Coal, Inc.	163,100	5,364,359
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	779,900	$ 27,967,214
CONSOL Energy, Inc.	547,300	25,115,597
Denbury Resources, Inc. (a)	388,300	7,393,232
EOG Resources, Inc.	207,761	18,586,299
Peabody Energy Corp.	396,300	17,833,500
Ultra Petroleum Corp. (a)	149,800	8,289,932
XTO Energy, Inc.	604,373	28,115,432
		138,665,565
TOTAL ENERGY		178,774,831
FINANCIALS - 16.3%
Capital Markets - 4.2%
Ashmore Global Opps Ltd.	667,000	5,986,325
Ashmore Global Opps Ltd. (United Kingdom)	267,000	3,435,220
Ashmore Group PLC	3,720,690	13,128,524
Goldman Sachs Group, Inc.	72,500	9,280,000
Janus Capital Group, Inc.	232,500	5,645,100
Och-Ziff Capital Management Group LLC Class A (d)	175,500	2,051,595
		39,526,764
Diversified Financial Services - 8.6%
Bank of America Corp.	607,600	21,266,000
BM&F BOVESPA SA	2,113,700	9,311,013
Citigroup, Inc.	512,200	10,505,222
Deutsche Boerse AG	153,900	14,078,450
JPMorgan Chase & Co.	577,100	26,950,570
		82,111,255
Insurance - 2.6%
Berkshire Hathaway, Inc. Class A (a)	165	21,549,000
XL Capital Ltd. Class A	168,300	3,019,302
		24,568,302
Real Estate Investment Trusts - 0.9%
CapitalSource, Inc. (d)	731,400	8,996,220
Real Estate Management & Development - 0.0%
The St. Joe Co.	100	3,909
TOTAL FINANCIALS		155,206,450
Common Stocks - continued
	Shares	Value
HEALTH CARE - 9.7%
Health Care Equipment & Supplies - 3.9%
C.R. Bard, Inc.	207,414	$ 19,677,366
St. Jude Medical, Inc. (a)	398,000	17,309,020
		36,986,386
Health Care Providers & Services - 3.3%
Express Scripts, Inc. (a)	425,500	31,410,410
Life Sciences Tools & Services - 2.5%
Charles River Laboratories International, Inc. (a)	12,600	699,678
Waters Corp. (a)	389,700	22,672,746
		23,372,424
TOTAL HEALTH CARE		91,769,220
INDUSTRIALS - 9.9%
Commercial Services & Supplies - 2.1%
Waste Management, Inc.	636,700	20,049,683
Electrical Equipment - 1.9%
Alstom SA	235,300	17,855,133
Machinery - 5.3%
Flowserve Corp.	571,400	50,723,178
Road & Rail - 0.6%
America Latina Logistica SA unit	795,200	5,463,382
Transportation Infrastructure - 0.0%
LLX Logistica SA	280,800	265,692
TOTAL INDUSTRIALS		94,357,068
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 4.9%
Juniper Networks, Inc. (a)	100	2,107
QUALCOMM, Inc.	1,092,286	46,935,529
		46,937,636
Computers & Peripherals - 1.1%
Apple, Inc. (a)	87,100	9,899,786
IT Services - 5.3%
Fiserv, Inc. (a)	666,100	31,519,852
Visa, Inc.	306,500	18,816,035
		50,335,887
TOTAL INFORMATION TECHNOLOGY		107,173,309
Common Stocks - continued
	Shares	Value
MATERIALS - 1.6%
Metals & Mining - 1.6%
Barrick Gold Corp.	113,500	$ 4,155,482
Newcrest Mining Ltd.	547,852	11,382,506
		15,537,988
TELECOMMUNICATION SERVICES - 2.8%
Wireless Telecommunication Services - 2.8%
American Tower Corp. Class A (a)	743,600	26,747,292
UTILITIES - 2.8%
Electric Utilities - 2.8%
Entergy Corp.	206,300	18,362,763
Exelon Corp.	137,300	8,597,726
		26,960,489
TOTAL COMMON STOCKS (Cost $1,039,971,005)		962,247,202
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 1.92% (b)	10,402,389	10,402,389
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	28,195,200	28,195,200
TOTAL MONEY MARKET FUNDS (Cost $38,597,589)		38,597,589
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,078,568,594)		1,000,844,791
NET OTHER ASSETS - (5.3)%		(50,034,316)
NET ASSETS - 100%		$ 950,810,475
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 122,209
Fidelity Securities Lending Cash Central Fund	18,063
Total	$ 140,272
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,000,844,791	$ 882,648,509	$ 118,196,282	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,092,330,816. Net unrealized depreciation aggregated $91,486,025, of which $51,425,123 related to appreciated investment securities and $142,911,148 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Fund

Fidelity Fund
Class K

September 30, 2008

1.808776.104

FID-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.3%
Johnson Controls, Inc.	526,600	$ 15,972
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	766,900	47,318
Household Durables - 1.7%
Lennar Corp. Class A (d)	666,800	10,129
Mohawk Industries, Inc. (a)	181,800	12,252
Pulte Homes, Inc.	1,637,700	22,879
Whirlpool Corp. (d)	701,500	55,622
		100,882
Media - 2.1%
McGraw-Hill Companies, Inc.	941,300	29,754
Regal Entertainment Group Class A	1,354,628	21,376
The Walt Disney Co.	1,193,900	36,641
Time Warner, Inc.	3,038,200	39,831
		127,602
Multiline Retail - 0.8%
Target Corp.	1,058,300	51,910
Specialty Retail - 2.7%
AutoZone, Inc. (a)	204,100	25,174
Home Depot, Inc.	484,500	12,544
Lowe's Companies, Inc.	2,300,100	54,489
PetSmart, Inc.	993,451	24,548
Staples, Inc.	2,201,050	49,524
		166,279
Textiles, Apparel & Luxury Goods - 1.1%
Polo Ralph Lauren Corp. Class A	988,773	65,892
TOTAL CONSUMER DISCRETIONARY		575,855
CONSUMER STAPLES - 9.5%
Beverages - 2.2%
PepsiCo, Inc.	1,187,990	84,668
The Coca-Cola Co.	956,400	50,574
		135,242
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	1,273,300	42,859
Wal-Mart Stores, Inc.	1,994,600	119,457
		162,316
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.5%
Kellogg Co.	286,800	$ 16,089
Lindt & Spruengli AG (participation certificate)	11,718	28,574
Nestle SA (Reg.)	987,460	42,679
		87,342
Household Products - 1.6%
Procter & Gamble Co.	1,382,044	96,315
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	291,700	18,085
Philip Morris International, Inc.	1,504,100	72,347
		90,432
TOTAL CONSUMER STAPLES		571,647
ENERGY - 14.0%
Energy Equipment & Services - 2.2%
Halliburton Co.	1,237,300	40,076
Schlumberger Ltd. (NY Shares)	908,400	70,937
Transocean, Inc. (a)	203,933	22,400
		133,413
Oil, Gas & Consumable Fuels - 11.8%
Canadian Natural Resources Ltd.	492,500	33,777
Chesapeake Energy Corp.	1,464,400	52,513
Chevron Corp.	510,800	42,131
ConocoPhillips	632,500	46,331
Copano Energy LLC	420,400	10,283
Denbury Resources, Inc. (a)	1,004,600	19,128
Devon Energy Corp.	169,800	15,486
Energy Transfer Equity LP	567,700	12,347
EOG Resources, Inc.	331,000	29,611
Exxon Mobil Corp.	1,638,100	127,215
Hess Corp.	423,000	34,720
Occidental Petroleum Corp.	1,418,400	99,926
Peabody Energy Corp.	936,400	42,138
Petroleo Brasileiro SA - Petrobras sponsored ADR	755,900	33,222
Plains Exploration & Production Co. (a)	336,800	11,842
Spectra Energy Corp.	845,100	20,113
Ultra Petroleum Corp. (a)	419,479	23,214
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,233,200	$ 37,366
Williams Companies, Inc.	823,700	19,481
		710,844
TOTAL ENERGY		844,257
FINANCIALS - 16.4%
Capital Markets - 4.2%
Bank of New York Mellon Corp.	780,300	25,422
Charles Schwab Corp.	857,900	22,305
Goldman Sachs Group, Inc.	303,700	38,874
Julius Baer Holding AG	316,215	15,727
Lazard Ltd. Class A	514,500	22,000
Morgan Stanley	666,500	15,330
State Street Corp.	1,368,000	77,812
T. Rowe Price Group, Inc.	663,600	35,642
		253,112
Commercial Banks - 3.7%
PNC Financial Services Group, Inc.	209,600	15,657
Sumitomo Mitsui Financial Group, Inc.	6,894	43,239
U.S. Bancorp, Delaware	1,063,600	38,311
Wells Fargo & Co.	3,376,900	126,735
		223,942
Consumer Finance - 1.2%
American Express Co.	854,092	30,260
Capital One Financial Corp.	500,500	25,526
SLM Corp. (a)	1,298,700	16,026
		71,812
Diversified Financial Services - 5.3%
Bank of America Corp.	3,938,065	137,832
CIT Group, Inc.	1,348,100	9,383
Citigroup, Inc.	3,277,200	67,215
JPMorgan Chase & Co.	2,298,100	107,321
		321,751
Insurance - 1.7%
AFLAC, Inc.	295,200	17,343
Berkshire Hathaway, Inc. Class A (a)	220	28,732
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	608,600	$ 34,082
Principal Financial Group, Inc. (d)	531,000	23,093
		103,250
Real Estate Investment Trusts - 0.3%
Vornado Realty Trust	206,900	18,818
TOTAL FINANCIALS		992,685
HEALTH CARE - 14.1%
Biotechnology - 3.9%
Amgen, Inc. (a)	954,200	56,555
Cephalon, Inc. (a)	267,200	20,705
CSL Ltd.	1,601,184	48,505
Genentech, Inc. (a)	784,700	69,587
Gilead Sciences, Inc. (a)	919,000	41,888
		237,240
Health Care Equipment & Supplies - 3.8%
C.R. Bard, Inc.	813,600	77,186
Covidien Ltd.	1,663,900	89,451
Sonova Holding AG	346,437	22,589
St. Jude Medical, Inc. (a)	923,000	40,141
		229,367
Health Care Providers & Services - 0.8%
Medco Health Solutions, Inc. (a)	1,092,900	49,181
Pharmaceuticals - 5.6%
Abbott Laboratories	1,101,400	63,419
Allergan, Inc.	764,200	39,356
Elan Corp. PLC sponsored ADR (a)	1,954,296	20,852
Johnson & Johnson	1,349,700	93,507
Merck & Co., Inc.	855,300	26,993
Wyeth	2,446,240	90,364
		334,491
TOTAL HEALTH CARE		850,279
INDUSTRIALS - 9.7%
Aerospace & Defense - 3.4%
General Dynamics Corp.	474,900	34,962
Honeywell International, Inc.	1,031,600	42,863
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	917,430	$ 100,615
Raytheon Co.	530,800	28,403
		206,843
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	638,400	40,149
Building Products - 0.2%
Masco Corp.	627,300	11,254
Commercial Services & Supplies - 0.8%
Stericycle, Inc. (a)	298,100	17,561
The Brink's Co.	542,900	33,128
		50,689
Construction & Engineering - 0.5%
Fluor Corp.	148,900	8,294
Quanta Services, Inc. (a)(d)	824,600	22,272
		30,566
Electrical Equipment - 0.6%
American Superconductor Corp. (a)(d)	649,200	15,302
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	276,600	9,922
Vestas Wind Systems AS (a)	165,600	14,451
		39,675
Industrial Conglomerates - 0.8%
General Electric Co.	508,700	12,972
Siemens AG sponsored ADR	353,900	33,228
		46,200
Machinery - 2.4%
Caterpillar, Inc.	226,400	13,493
Cummins, Inc.	450,100	19,678
Danaher Corp.	304,900	21,160
Deere & Co.	475,100	23,517
Eaton Corp.	220,200	12,371
Illinois Tool Works, Inc.	476,100	21,163
Navistar International Corp. (a)	296,800	16,081
Sulzer AG (Reg.)	142,410	15,153
		142,616
Road & Rail - 0.3%
Union Pacific Corp.	227,800	16,210
TOTAL INDUSTRIALS		584,202
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	4,189,876	$ 94,524
QUALCOMM, Inc.	1,348,100	57,928
		152,452
Computers & Peripherals - 4.7%
Apple, Inc. (a)	686,800	78,062
Hewlett-Packard Co.	2,243,100	103,721
International Business Machines Corp.	724,900	84,784
NCR Corp. (a)	814,121	17,951
		284,518
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	1,897,238	76,155
Internet Software & Services - 0.9%
Google, Inc. Class A (sub. vtg.) (a)	142,485	57,068
IT Services - 0.8%
Visa, Inc.	796,900	48,922
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	4,028,900	60,957
Infineon Technologies AG sponsored ADR (a)	1,090,600	6,096
Intel Corp.	2,049,300	38,383
KLA-Tencor Corp.	194,800	6,165
Lam Research Corp. (a)	740,700	23,325
Skyworks Solutions, Inc. (a)	2,435,834	20,364
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,638,686	15,354
Texas Instruments, Inc.	853,300	18,346
Xilinx, Inc.	665,300	15,601
		204,591
Software - 1.7%
Microsoft Corp.	2,444,800	65,252
Oracle Corp. (a)	1,932,200	39,243
		104,495
TOTAL INFORMATION TECHNOLOGY		928,201
MATERIALS - 5.7%
Chemicals - 5.2%
Albemarle Corp.	452,100	13,943
CF Industries Holdings, Inc.	243,000	22,225
E.I. du Pont de Nemours & Co.	539,300	21,734
FMC Corp.	459,800	23,629
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	1,974,654	$ 195,452
Praxair, Inc.	185,622	13,317
Solutia, Inc. (a)	900,000	12,600
The Mosaic Co.	156,500	10,645
		313,545
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	148,600	8,448
Goldcorp, Inc.	442,100	13,902
Newcrest Mining Ltd.	447,353	9,294
		31,644
TOTAL MATERIALS		345,189
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,449,895	68,401
Verizon Communications, Inc.	1,780,800	57,146
		125,547
UTILITIES - 2.0%
Electric Utilities - 1.4%
Entergy Corp.	328,900	29,275
Exelon Corp.	488,800	30,609
PPL Corp.	649,200	24,033
		83,917
Independent Power Producers & Energy Traders - 0.6%
Dynegy, Inc. Class A (a)	3,797,300	13,594
NRG Energy, Inc. (a)	1,020,500	25,257
		38,851
TOTAL UTILITIES		122,768
TOTAL COMMON STOCKS (Cost $5,990,148)		5,940,630
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	61,400	$ 1,788
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,070)		1,788
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 1.92% (b)	65,086,161	65,086
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	43,232,725	43,233
TOTAL MONEY MARKET FUNDS (Cost $108,319)		108,319
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,101,537)		6,050,737
NET OTHER ASSETS - (0.1)%		(3,275)
NET ASSETS - 100%		$ 6,047,462
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,523
Fidelity Securities Lending Cash Central Fund	166
Total	$ 1,689
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,050,737	$ 5,808,738	$ 241,999	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $6,138,679,000. Net unrealized depreciation aggregated $87,942,000, of which $602,585,000 related to appreciated investment securities and $690,527,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Growth Discovery Fund

September 30, 2008

1.808775.104

CII-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.8%
Automobiles - 0.2%
Harley-Davidson, Inc.	76,600	$ 2,857
Diversified Consumer Services - 1.0%
Strayer Education, Inc.	67,925	13,603
Hotels, Restaurants & Leisure - 1.0%
BJ's Restaurants, Inc. (a)	45,800	547
McDonald's Corp.	222,800	13,747
		14,294
Leisure Equipment & Products - 0.8%
Nikon Corp. (d)	454,000	10,895
Media - 1.2%
Ascent Media Corp. (a)	7,000	171
Focus Media Holding Ltd. ADR (a)(d)	297,600	8,485
The DIRECTV Group, Inc. (a)	283,800	7,427
		16,083
Specialty Retail - 0.3%
DSW, Inc. Class A (a)(d)	258,268	3,538
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. (a)(d)	159,011	3,662
TOTAL CONSUMER DISCRETIONARY		64,932
CONSUMER STAPLES - 8.5%
Beverages - 1.2%
The Coca-Cola Co.	299,900	15,859
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	917,779	30,892
Whole Foods Market, Inc. (d)	88,101	1,765
		32,657
Food Products - 2.4%
Nestle SA sponsored ADR	761,850	32,721
Household Products - 2.5%
Procter & Gamble Co.	492,600	34,329
TOTAL CONSUMER STAPLES		115,566
ENERGY - 6.6%
Energy Equipment & Services - 2.1%
National Oilwell Varco, Inc. (a)	212,300	10,664
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	85,900	$ 6,708
Smith International, Inc.	186,790	10,953
		28,325
Oil, Gas & Consumable Fuels - 4.5%
Chesapeake Energy Corp.	198,622	7,123
Denbury Resources, Inc. (a)	1,040,227	19,806
Petroleo Brasileiro SA - Petrobras sponsored ADR	297,100	13,058
Plains Exploration & Production Co. (a)	80,800	2,841
Reliance Industries Ltd.	89,879	3,789
Southwestern Energy Co. (a)	366,800	11,202
Ultra Petroleum Corp. (a)	76,500	4,234
		62,053
TOTAL ENERGY		90,378
FINANCIALS - 14.3%
Capital Markets - 2.5%
Charles Schwab Corp.	627,844	16,324
Franklin Resources, Inc.	74,000	6,522
JMP Group, Inc.	41,500	216
State Street Corp.	187,300	10,654
		33,716
Commercial Banks - 3.3%
Wells Fargo & Co.	942,608	35,376
Zions Bancorp (d)	227,673	8,811
		44,187
Diversified Financial Services - 1.7%
Bank of America Corp.	312,598	10,941
JPMorgan Chase & Co.	179,800	8,397
KKR Financial Holdings LLC	693,417	4,410
		23,748
Insurance - 6.5%
Berkshire Hathaway, Inc. Class B (a)	18,879	82,968
The First American Corp.	159,700	4,711
		87,679
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.3%
CapitalSource, Inc.	379,454	$ 4,667
TOTAL FINANCIALS		193,997
HEALTH CARE - 20.0%
Biotechnology - 7.7%
Amgen, Inc. (a)	472,620	28,012
Biogen Idec, Inc. (a)	480,486	24,164
CSL Ltd.	933,372	28,275
Genentech, Inc. (a)	215,405	19,102
Gilead Sciences, Inc. (a)	130,968	5,970
		105,523
Health Care Equipment & Supplies - 5.3%
Alcon, Inc.	89,300	14,423
Baxter International, Inc.	305,812	20,070
C.R. Bard, Inc.	81,877	7,768
China Medical Technologies, Inc. sponsored ADR (d)	142,870	4,655
Covidien Ltd.	245,752	13,212
DENTSPLY International, Inc.	211,500	7,940
Medtronic, Inc.	71,900	3,602
		71,670
Health Care Providers & Services - 4.0%
Henry Schein, Inc. (a)	195,000	10,499
Medco Health Solutions, Inc. (a)	970,980	43,694
		54,193
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	60,750	3,373
Covance, Inc. (a)	151,388	13,384
Pharmaceutical Product Development, Inc.	90,000	3,722
		20,479
Pharmaceuticals - 1.5%
Novo Nordisk AS Series B	161,770	8,385
Pronova BioPharma ASA	226,100	747
Teva Pharmaceutical Industries Ltd. sponsored ADR	241,165	11,043
		20,175
TOTAL HEALTH CARE		272,040
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 5.9%
Commercial Services & Supplies - 0.7%
Corrections Corp. of America (a)	186,694	$ 4,639
Republic Services, Inc.	162,900	4,884
		9,523
Construction & Engineering - 0.4%
Shaw Group, Inc. (a)	175,200	5,384
Electrical Equipment - 1.8%
AMETEK, Inc.	84,423	3,442
Cooper Industries Ltd. Class A	204,020	8,151
SMA Solar Technology AG	27,192	2,124
Spire Corp. (a)(d)	87,760	1,247
Vestas Wind Systems AS (a)	108,600	9,477
		24,441
Industrial Conglomerates - 0.1%
Global Consumer Acquisition Corp. unit	100,000	910
Machinery - 1.4%
CLARCOR, Inc.	64,237	2,438
Cummins, Inc.	133,200	5,824
Danaher Corp.	121,900	8,460
Hansen Transmission International NV	649,513	2,708
		19,430
Professional Services - 0.3%
Equifax, Inc.	63,300	2,181
Robert Half International, Inc.	68,200	1,688
		3,869
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	76,200	7,043
Union Pacific Corp.	102,600	7,301
		14,344
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	52,543	2,595
TOTAL INDUSTRIALS		80,496
INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 9.8%
Cisco Systems, Inc. (a)	1,617,343	36,487
Juniper Networks, Inc. (a)	1,190,511	25,084
Nokia Corp. sponsored ADR (d)	1,166,432	21,754
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	812,300	$ 34,905
Research In Motion Ltd. (a)	216,900	14,814
		133,044
Computers & Peripherals - 3.9%
Apple, Inc. (a)	200,483	22,787
SanDisk Corp. (a)	1,516,888	29,655
		52,442
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	371,100	14,896
Itron, Inc. (a)	83,443	7,387
		22,283
Internet Software & Services - 5.5%
Baidu.com, Inc. sponsored ADR (a)	20,196	5,013
Google, Inc. Class A (sub. vtg.) (a)	76,857	30,783
The Knot, Inc. (a)(d)	257,500	2,150
VeriSign, Inc. (a)(d)	1,389,800	36,246
		74,192
IT Services - 4.7%
Cognizant Technology Solutions Corp. Class A (a)	308,200	7,036
ExlService Holdings, Inc. (a)	67,811	595
The Western Union Co.	1,010,414	24,927
VeriFone Holdings, Inc. (a)(d)	89,971	1,488
Visa, Inc.	492,457	30,232
		64,278
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	2,142,349	32,414
Microchip Technology, Inc. (d)	214,500	6,313
		38,727
Software - 1.9%
Autonomy Corp. PLC (a)	1,189,042	22,079
VMware, Inc. Class A (a)(d)	157,760	4,203
		26,282
TOTAL INFORMATION TECHNOLOGY		411,248
MATERIALS - 7.1%
Chemicals - 5.8%
CF Industries Holdings, Inc.	32,166	2,942
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
FMC Corp.	48,112	$ 2,472
Israel Chemicals Ltd.	393,200	6,026
Monsanto Co.	259,700	25,705
Novozymes AS Series B	57,075	5,085
Potash Corp. of Saskatchewan, Inc.	44,800	5,914
The Mosaic Co.	441,908	30,059
		78,203
Metals & Mining - 1.3%
Compass Minerals International, Inc.	341,499	17,891
TOTAL MATERIALS		96,094
UTILITIES - 1.3%
Electric Utilities - 1.3%
Entergy Corp.	96,411	8,582
Exelon Corp.	141,097	8,835
		17,417
TOTAL COMMON STOCKS (Cost $1,556,617)		1,342,168
Money Market Funds - 3.9%

Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c) (Cost $52,246)	52,246,306	52,246
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,608,863)		1,394,414
NET OTHER ASSETS - (2.7)%		(36,028)
NET ASSETS - 100%		$ 1,358,386
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 322
Fidelity Securities Lending Cash Central Fund	206
Total	$ 528
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,394,414	$ 1,300,850	$ 93,564	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,614,617,000. Net unrealized depreciation aggregated $220,203,000, of which $28,905,000 related to appreciated investment securities and $249,108,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mega Cap Stock Fund

September 30, 2008

1.808770.104

GII-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.0%
Harley-Davidson, Inc.	1,000	$ 37,300
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	118,700	7,323,790
Household Durables - 1.4%
NVR, Inc. (a)	2,000	1,144,000
Whirlpool Corp.	78,400	6,216,336
		7,360,336
Media - 2.4%
McGraw-Hill Companies, Inc.	7,900	249,719
News Corp. Class A	50,100	600,699
Omnicom Group, Inc.	26,100	1,006,416
The DIRECTV Group, Inc. (a)	67,400	1,763,858
The Walt Disney Co.	208,600	6,401,934
Time Warner, Inc.	192,100	2,518,431
Viacom, Inc. Class B (non-vtg.) (a)	23,300	578,772
		13,119,829
Multiline Retail - 0.5%
Kohl's Corp. (a)	1,000	46,080
Target Corp. (d)	53,400	2,619,270
		2,665,350
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	6,100	240,645
Best Buy Co., Inc.	55,000	2,062,500
Home Depot, Inc.	174,100	4,507,449
Lowe's Companies, Inc.	150,000	3,553,500
Staples, Inc.	55,243	1,242,968
TJX Companies, Inc.	20,000	610,400
		12,217,462
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	54,400	3,639,360
TOTAL CONSUMER DISCRETIONARY		46,363,427
CONSUMER STAPLES - 9.4%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	24,300	407,511
Molson Coors Brewing Co. Class B	79,793	3,730,323
		4,137,834
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.9%
CVS Caremark Corp.	157,600	$ 5,304,816
Kroger Co.	67,700	1,860,396
Sysco Corp.	80,000	2,466,400
Wal-Mart Stores, Inc.	196,384	11,761,438
		21,393,050
Food Products - 0.3%
Archer Daniels Midland Co.	300	6,573
Kellogg Co.	25,200	1,413,720
Tyson Foods, Inc. Class A	1,300	15,522
		1,435,815
Household Products - 1.4%
Kimberly-Clark Corp.	10,000	648,400
Procter & Gamble Co.	100,700	7,017,783
		7,666,183
Tobacco - 3.1%
Altria Group, Inc.	455,030	9,027,795
Philip Morris International, Inc.	165,030	7,937,943
		16,965,738
TOTAL CONSUMER STAPLES		51,598,620
ENERGY - 12.6%
Energy Equipment & Services - 1.3%
ENSCO International, Inc.	43,700	2,518,431
Halliburton Co.	83,400	2,701,326
National Oilwell Varco, Inc. (a)	5,000	251,150
Noble Corp.	8,900	390,710
Schlumberger Ltd. (NY Shares)	715	55,834
Transocean, Inc. (a)	11,552	1,268,872
		7,186,323
Oil, Gas & Consumable Fuels - 11.3%
Apache Corp.	36,800	3,837,504
Chevron Corp.	155,500	12,825,640
ConocoPhillips	160,000	11,720,000
Devon Energy Corp.	5,000	456,000
Exxon Mobil Corp.	323,471	25,120,758
Hess Corp.	18,200	1,493,856
Marathon Oil Corp.	4,500	179,415
Occidental Petroleum Corp.	1,500	105,675
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	8,927	$ 401,715
Plains Exploration & Production Co. (a)	6,100	214,476
Tesoro Corp.	100	1,649
Valero Energy Corp.	171,500	5,196,450
		61,553,138
TOTAL ENERGY		68,739,461
FINANCIALS - 17.5%
Capital Markets - 3.6%
BlackRock, Inc. Class A	1,000	194,500
Charles Schwab Corp.	20,000	520,000
Goldman Sachs Group, Inc.	71,800	9,190,400
Janus Capital Group, Inc.	78,700	1,910,836
Lehman Brothers Holdings, Inc.	47,672	10,249
Merrill Lynch & Co., Inc.	40,000	1,012,000
Morgan Stanley	120,000	2,760,000
State Street Corp.	68,700	3,907,656
		19,505,641
Commercial Banks - 3.2%
PNC Financial Services Group, Inc.	40,000	2,988,000
U.S. Bancorp, Delaware	60,000	2,161,200
Wachovia Corp.	156,100	546,350
Wells Fargo & Co.	318,400	11,949,552
		17,645,102
Consumer Finance - 1.0%
American Express Co.	15,700	556,251
Capital One Financial Corp. (d)	90,000	4,590,000
		5,146,251
Diversified Financial Services - 7.2%
Bank of America Corp.	402,780	14,097,300
Citigroup, Inc.	122,200	2,506,322
JPMorgan Chase & Co.	492,800	23,013,760
		39,617,382
Insurance - 2.5%
ACE Ltd.	21,100	1,142,143
American International Group, Inc.	254,330	846,919
Berkshire Hathaway, Inc. Class B (a)	360	1,582,200
Loews Corp.	60,900	2,404,941
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	27,500	$ 1,540,000
Prudential Financial, Inc.	16,600	1,195,200
The Chubb Corp.	27,000	1,482,300
The Travelers Companies, Inc.	76,000	3,435,200
		13,628,903
Thrifts & Mortgage Finance - 0.0%
Fannie Mae	98,500	161,540
Freddie Mac	30,000	53,400
		214,940
TOTAL FINANCIALS		95,758,219
HEALTH CARE - 13.7%
Biotechnology - 1.9%
Amgen, Inc. (a)	43,190	2,559,871
Biogen Idec, Inc. (a)	27,200	1,367,888
Genentech, Inc. (a)	55,200	4,895,136
Gilead Sciences, Inc. (a)	35,220	1,605,328
		10,428,223
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	29,900	1,962,337
C.R. Bard, Inc.	5,200	493,324
Covidien Ltd.	50,000	2,688,000
Medtronic, Inc.	88,300	4,423,830
		9,567,491
Health Care Providers & Services - 2.6%
Humana, Inc. (a)	82,800	3,411,360
McKesson Corp.	19,300	1,038,533
Medco Health Solutions, Inc. (a)	99,500	4,477,500
UnitedHealth Group, Inc.	120,200	3,051,878
WellPoint, Inc. (a)	46,900	2,193,513
		14,172,784
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc. (a)	85,300	4,691,500
Pharmaceuticals - 6.6%
Abbott Laboratories	95,000	5,470,100
Allergan, Inc.	1,000	51,500
Johnson & Johnson	226,800	15,712,704
Merck & Co., Inc.	63,900	2,016,684
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	314,200	$ 5,793,848
Schering-Plough Corp.	75,100	1,387,097
Wyeth	156,000	5,762,640
		36,194,573
TOTAL HEALTH CARE		75,054,571
INDUSTRIALS - 9.0%
Aerospace & Defense - 3.8%
General Dynamics Corp.	6,500	478,530
Honeywell International, Inc.	38,600	1,603,830
L-3 Communications Holdings, Inc.	9,100	894,712
Lockheed Martin Corp.	46,900	5,143,523
Northrop Grumman Corp.	84,800	5,133,792
Raytheon Co.	81,000	4,334,310
The Boeing Co.	31,800	1,823,730
United Technologies Corp.	25,900	1,555,554
		20,967,981
Air Freight & Logistics - 0.2%
FedEx Corp.	10,000	790,400
Airlines - 0.2%
AMR Corp. (a)	72,200	709,004
UAL Corp.	28,800	253,152
US Airways Group, Inc. (a)	40,900	246,627
		1,208,783
Commercial Services & Supplies - 0.1%
The Brink's Co.	10,000	610,200
Construction & Engineering - 0.1%
Fluor Corp.	10,000	557,000
Industrial Conglomerates - 1.8%
General Electric Co.	328,700	8,381,850
Tyco International Ltd.	40,000	1,400,800
		9,782,650
Machinery - 1.6%
Caterpillar, Inc.	64,900	3,868,040
Cummins, Inc.	25,000	1,093,000
Deere & Co.	78,300	3,875,850
Eaton Corp.	700	39,326
		8,876,216
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.0%
Manpower, Inc.	900	$ 38,844
Road & Rail - 1.2%
CSX Corp.	85,000	4,638,450
Union Pacific Corp.	22,000	1,565,520
		6,203,970
TOTAL INDUSTRIALS		49,036,044
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	414,800	9,357,888
Corning, Inc.	112,100	1,753,244
Juniper Networks, Inc. (a)	10,000	210,700
Nokia Corp. sponsored ADR	215,400	4,017,210
QUALCOMM, Inc.	94,100	4,043,477
		19,382,519
Computers & Peripherals - 6.6%
Apple, Inc. (a)	59,100	6,717,306
Dell, Inc. (a)	81,600	1,344,768
EMC Corp. (a)	300	3,588
Hewlett-Packard Co.	331,500	15,328,560
International Business Machines Corp.	104,700	12,245,712
Western Digital Corp. (a)	30,800	656,656
		36,296,590
Electronic Equipment & Components - 0.3%
Tyco Electronics Ltd.	51,600	1,427,256
Internet Software & Services - 1.3%
Google, Inc. Class A (sub. vtg.) (a)	17,350	6,949,022
Yahoo!, Inc. (a)	14,300	247,390
		7,196,412
IT Services - 1.9%
Accenture Ltd. Class A	131,400	4,993,200
MasterCard, Inc. Class A	15,000	2,659,950
The Western Union Co.	80,000	1,973,600
Visa, Inc.	10,000	613,900
		10,240,650
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	440,918	6,671,089
ASML Holding NV (NY Shares)	254,900	4,488,789
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	212,200	$ 3,974,506
Texas Instruments, Inc.	125,000	2,687,500
		17,821,884
Software - 4.8%
Microsoft Corp.	639,100	17,057,579
Oracle Corp. (a)	372,100	7,557,351
Symantec Corp. (a)	73,300	1,435,214
		26,050,144
TOTAL INFORMATION TECHNOLOGY		118,415,455
MATERIALS - 2.4%
Chemicals - 1.8%
CF Industries Holdings, Inc.	25,000	2,286,500
Monsanto Co.	65,300	6,463,394
The Mosaic Co.	15,000	1,020,300
		9,770,194
Metals & Mining - 0.6%
ArcelorMittal SA (NY Shares) Class A	19,300	953,034
Barrick Gold Corp.	37,800	1,383,940
Freeport-McMoRan Copper & Gold, Inc. Class B	1,400	79,590
Nucor Corp.	10,000	395,000
United States Steel Corp.	5,000	388,050
		3,199,614
TOTAL MATERIALS		12,969,808
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	379,700	10,601,224
Qwest Communications International, Inc.	50,000	161,500
Verizon Communications, Inc.	114,600	3,677,514
		14,440,238
UTILITIES - 1.6%
Electric Utilities - 1.0%
Entergy Corp.	13,000	1,157,130
Exelon Corp.	15,000	939,300
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	50,000	$ 3,349,500
PPL Corp.	2,000	74,040
		5,519,970
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	32,100	375,249
Constellation Energy Group, Inc.	11,800	286,740
NRG Energy, Inc. (a)	10,000	247,500
		909,489
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	77,300	2,534,667
TOTAL UTILITIES		8,964,126
TOTAL COMMON STOCKS (Cost $604,737,905)		541,339,969
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 1.92% (b)	5,250,294	5,250,294
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	7,525,196	7,525,196
TOTAL MONEY MARKET FUNDS (Cost $12,775,490)		12,775,490
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $617,513,395)		554,115,459
NET OTHER ASSETS - (1.2)%		(6,569,818)
NET ASSETS - 100%		$ 547,545,641
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,234
Fidelity Securities Lending Cash Central Fund	139,469
Total	$ 153,703
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 554,115,459	$ 554,115,459	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $627,041,334. Net unrealized depreciation aggregated $72,925,875, of which $20,480,574 related to appreciated investment securities and $93,406,449 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Mega Cap
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Mega Cap Stock Fund

1.864816.100

AGII-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.0%
Harley-Davidson, Inc.	1,000	$ 37,300
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	118,700	7,323,790
Household Durables - 1.4%
NVR, Inc. (a)	2,000	1,144,000
Whirlpool Corp.	78,400	6,216,336
		7,360,336
Media - 2.4%
McGraw-Hill Companies, Inc.	7,900	249,719
News Corp. Class A	50,100	600,699
Omnicom Group, Inc.	26,100	1,006,416
The DIRECTV Group, Inc. (a)	67,400	1,763,858
The Walt Disney Co.	208,600	6,401,934
Time Warner, Inc.	192,100	2,518,431
Viacom, Inc. Class B (non-vtg.) (a)	23,300	578,772
		13,119,829
Multiline Retail - 0.5%
Kohl's Corp. (a)	1,000	46,080
Target Corp. (d)	53,400	2,619,270
		2,665,350
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	6,100	240,645
Best Buy Co., Inc.	55,000	2,062,500
Home Depot, Inc.	174,100	4,507,449
Lowe's Companies, Inc.	150,000	3,553,500
Staples, Inc.	55,243	1,242,968
TJX Companies, Inc.	20,000	610,400
		12,217,462
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	54,400	3,639,360
TOTAL CONSUMER DISCRETIONARY		46,363,427
CONSUMER STAPLES - 9.4%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	24,300	407,511
Molson Coors Brewing Co. Class B	79,793	3,730,323
		4,137,834
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.9%
CVS Caremark Corp.	157,600	$ 5,304,816
Kroger Co.	67,700	1,860,396
Sysco Corp.	80,000	2,466,400
Wal-Mart Stores, Inc.	196,384	11,761,438
		21,393,050
Food Products - 0.3%
Archer Daniels Midland Co.	300	6,573
Kellogg Co.	25,200	1,413,720
Tyson Foods, Inc. Class A	1,300	15,522
		1,435,815
Household Products - 1.4%
Kimberly-Clark Corp.	10,000	648,400
Procter & Gamble Co.	100,700	7,017,783
		7,666,183
Tobacco - 3.1%
Altria Group, Inc.	455,030	9,027,795
Philip Morris International, Inc.	165,030	7,937,943
		16,965,738
TOTAL CONSUMER STAPLES		51,598,620
ENERGY - 12.6%
Energy Equipment & Services - 1.3%
ENSCO International, Inc.	43,700	2,518,431
Halliburton Co.	83,400	2,701,326
National Oilwell Varco, Inc. (a)	5,000	251,150
Noble Corp.	8,900	390,710
Schlumberger Ltd. (NY Shares)	715	55,834
Transocean, Inc. (a)	11,552	1,268,872
		7,186,323
Oil, Gas & Consumable Fuels - 11.3%
Apache Corp.	36,800	3,837,504
Chevron Corp.	155,500	12,825,640
ConocoPhillips	160,000	11,720,000
Devon Energy Corp.	5,000	456,000
Exxon Mobil Corp.	323,471	25,120,758
Hess Corp.	18,200	1,493,856
Marathon Oil Corp.	4,500	179,415
Occidental Petroleum Corp.	1,500	105,675
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	8,927	$ 401,715
Plains Exploration & Production Co. (a)	6,100	214,476
Tesoro Corp.	100	1,649
Valero Energy Corp.	171,500	5,196,450
		61,553,138
TOTAL ENERGY		68,739,461
FINANCIALS - 17.5%
Capital Markets - 3.6%
BlackRock, Inc. Class A	1,000	194,500
Charles Schwab Corp.	20,000	520,000
Goldman Sachs Group, Inc.	71,800	9,190,400
Janus Capital Group, Inc.	78,700	1,910,836
Lehman Brothers Holdings, Inc.	47,672	10,249
Merrill Lynch & Co., Inc.	40,000	1,012,000
Morgan Stanley	120,000	2,760,000
State Street Corp.	68,700	3,907,656
		19,505,641
Commercial Banks - 3.2%
PNC Financial Services Group, Inc.	40,000	2,988,000
U.S. Bancorp, Delaware	60,000	2,161,200
Wachovia Corp.	156,100	546,350
Wells Fargo & Co.	318,400	11,949,552
		17,645,102
Consumer Finance - 1.0%
American Express Co.	15,700	556,251
Capital One Financial Corp. (d)	90,000	4,590,000
		5,146,251
Diversified Financial Services - 7.2%
Bank of America Corp.	402,780	14,097,300
Citigroup, Inc.	122,200	2,506,322
JPMorgan Chase & Co.	492,800	23,013,760
		39,617,382
Insurance - 2.5%
ACE Ltd.	21,100	1,142,143
American International Group, Inc.	254,330	846,919
Berkshire Hathaway, Inc. Class B (a)	360	1,582,200
Loews Corp.	60,900	2,404,941
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	27,500	$ 1,540,000
Prudential Financial, Inc.	16,600	1,195,200
The Chubb Corp.	27,000	1,482,300
The Travelers Companies, Inc.	76,000	3,435,200
		13,628,903
Thrifts & Mortgage Finance - 0.0%
Fannie Mae	98,500	161,540
Freddie Mac	30,000	53,400
		214,940
TOTAL FINANCIALS		95,758,219
HEALTH CARE - 13.7%
Biotechnology - 1.9%
Amgen, Inc. (a)	43,190	2,559,871
Biogen Idec, Inc. (a)	27,200	1,367,888
Genentech, Inc. (a)	55,200	4,895,136
Gilead Sciences, Inc. (a)	35,220	1,605,328
		10,428,223
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	29,900	1,962,337
C.R. Bard, Inc.	5,200	493,324
Covidien Ltd.	50,000	2,688,000
Medtronic, Inc.	88,300	4,423,830
		9,567,491
Health Care Providers & Services - 2.6%
Humana, Inc. (a)	82,800	3,411,360
McKesson Corp.	19,300	1,038,533
Medco Health Solutions, Inc. (a)	99,500	4,477,500
UnitedHealth Group, Inc.	120,200	3,051,878
WellPoint, Inc. (a)	46,900	2,193,513
		14,172,784
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc. (a)	85,300	4,691,500
Pharmaceuticals - 6.6%
Abbott Laboratories	95,000	5,470,100
Allergan, Inc.	1,000	51,500
Johnson & Johnson	226,800	15,712,704
Merck & Co., Inc.	63,900	2,016,684
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	314,200	$ 5,793,848
Schering-Plough Corp.	75,100	1,387,097
Wyeth	156,000	5,762,640
		36,194,573
TOTAL HEALTH CARE		75,054,571
INDUSTRIALS - 9.0%
Aerospace & Defense - 3.8%
General Dynamics Corp.	6,500	478,530
Honeywell International, Inc.	38,600	1,603,830
L-3 Communications Holdings, Inc.	9,100	894,712
Lockheed Martin Corp.	46,900	5,143,523
Northrop Grumman Corp.	84,800	5,133,792
Raytheon Co.	81,000	4,334,310
The Boeing Co.	31,800	1,823,730
United Technologies Corp.	25,900	1,555,554
		20,967,981
Air Freight & Logistics - 0.2%
FedEx Corp.	10,000	790,400
Airlines - 0.2%
AMR Corp. (a)	72,200	709,004
UAL Corp.	28,800	253,152
US Airways Group, Inc. (a)	40,900	246,627
		1,208,783
Commercial Services & Supplies - 0.1%
The Brink's Co.	10,000	610,200
Construction & Engineering - 0.1%
Fluor Corp.	10,000	557,000
Industrial Conglomerates - 1.8%
General Electric Co.	328,700	8,381,850
Tyco International Ltd.	40,000	1,400,800
		9,782,650
Machinery - 1.6%
Caterpillar, Inc.	64,900	3,868,040
Cummins, Inc.	25,000	1,093,000
Deere & Co.	78,300	3,875,850
Eaton Corp.	700	39,326
		8,876,216
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.0%
Manpower, Inc.	900	$ 38,844
Road & Rail - 1.2%
CSX Corp.	85,000	4,638,450
Union Pacific Corp.	22,000	1,565,520
		6,203,970
TOTAL INDUSTRIALS		49,036,044
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	414,800	9,357,888
Corning, Inc.	112,100	1,753,244
Juniper Networks, Inc. (a)	10,000	210,700
Nokia Corp. sponsored ADR	215,400	4,017,210
QUALCOMM, Inc.	94,100	4,043,477
		19,382,519
Computers & Peripherals - 6.6%
Apple, Inc. (a)	59,100	6,717,306
Dell, Inc. (a)	81,600	1,344,768
EMC Corp. (a)	300	3,588
Hewlett-Packard Co.	331,500	15,328,560
International Business Machines Corp.	104,700	12,245,712
Western Digital Corp. (a)	30,800	656,656
		36,296,590
Electronic Equipment & Components - 0.3%
Tyco Electronics Ltd.	51,600	1,427,256
Internet Software & Services - 1.3%
Google, Inc. Class A (sub. vtg.) (a)	17,350	6,949,022
Yahoo!, Inc. (a)	14,300	247,390
		7,196,412
IT Services - 1.9%
Accenture Ltd. Class A	131,400	4,993,200
MasterCard, Inc. Class A	15,000	2,659,950
The Western Union Co.	80,000	1,973,600
Visa, Inc.	10,000	613,900
		10,240,650
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	440,918	6,671,089
ASML Holding NV (NY Shares)	254,900	4,488,789
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	212,200	$ 3,974,506
Texas Instruments, Inc.	125,000	2,687,500
		17,821,884
Software - 4.8%
Microsoft Corp.	639,100	17,057,579
Oracle Corp. (a)	372,100	7,557,351
Symantec Corp. (a)	73,300	1,435,214
		26,050,144
TOTAL INFORMATION TECHNOLOGY		118,415,455
MATERIALS - 2.4%
Chemicals - 1.8%
CF Industries Holdings, Inc.	25,000	2,286,500
Monsanto Co.	65,300	6,463,394
The Mosaic Co.	15,000	1,020,300
		9,770,194
Metals & Mining - 0.6%
ArcelorMittal SA (NY Shares) Class A	19,300	953,034
Barrick Gold Corp.	37,800	1,383,940
Freeport-McMoRan Copper & Gold, Inc. Class B	1,400	79,590
Nucor Corp.	10,000	395,000
United States Steel Corp.	5,000	388,050
		3,199,614
TOTAL MATERIALS		12,969,808
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	379,700	10,601,224
Qwest Communications International, Inc.	50,000	161,500
Verizon Communications, Inc.	114,600	3,677,514
		14,440,238
UTILITIES - 1.6%
Electric Utilities - 1.0%
Entergy Corp.	13,000	1,157,130
Exelon Corp.	15,000	939,300
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	50,000	$ 3,349,500
PPL Corp.	2,000	74,040
		5,519,970
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	32,100	375,249
Constellation Energy Group, Inc.	11,800	286,740
NRG Energy, Inc. (a)	10,000	247,500
		909,489
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	77,300	2,534,667
TOTAL UTILITIES		8,964,126
TOTAL COMMON STOCKS (Cost $604,737,905)		541,339,969
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 1.92% (b)	5,250,294	5,250,294
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	7,525,196	7,525,196
TOTAL MONEY MARKET FUNDS (Cost $12,775,490)		12,775,490
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $617,513,395)		554,115,459
NET OTHER ASSETS - (1.2)%		(6,569,818)
NET ASSETS - 100%		$ 547,545,641
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,234
Fidelity Securities Lending Cash Central Fund	139,469
Total	$ 153,703
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 554,115,459	$ 554,115,459	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $627,041,334. Net unrealized depreciation aggregated $72,925,875, of which $20,480,574 related to appreciated investment securities and $93,406,449 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008